Accrued Expenses And Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Accrued interest	$ 49,989,414	$ 19,362,859
Other accrued expenses	8,242,451	1,001,804
Accrued expenses and other current liabilities	$ 58,231,865	$ 20,364,663